FAIR VALUES - Fair value of equity instruments changes in other comprehensive income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	$ 44,070	$ 18,049
Loss/Income through OCI	3,967	(41,967)
Additions	59,230	67,988
Ending balance of fair value of equity instruments	107,267	44,070
Mercado Abierto Electrnico S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	6,958	9,473
Loss/Income through OCI	38,788	(2,515)
Ending balance of fair value of equity instruments	45,746	6,958
Seguro de Depsitos S.A
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	2,436	3,316
Loss/Income through OCI	4,598	(880)
Ending balance of fair value of equity instruments	7,034	2,436
Compensador Electrnica S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	1,387	1,888
Loss/Income through OCI	9,944	(501)
Ending balance of fair value of equity instruments	11,331	1,387
Provincanje S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	411	562
Loss/Income through OCI	4,018	(151)
Ending balance of fair value of equity instruments	4,429	411
Cuyo Aval Sociedad de Garanta Recproca
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	2,168	2,156
Loss/Income through OCI	(774)	12
Ending balance of fair value of equity instruments	1,394	2,168
Argencontrol S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	189	257
Loss/Income through OCI	(32)	(68)
Ending balance of fair value of equity instruments	157	189
Los Grobo Sociedad de Garanta Recproca
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	110	143
Loss/Income through OCI	(109)	(33)
Ending balance of fair value of equity instruments	1	110
IEBA S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	92	125
Loss/Income through OCI	(31)	(33)
Ending balance of fair value of equity instruments	61	92
Play Digital S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	30,119
Loss/Income through OCI	(52,392)	(37,869)
Additions	59,230	67,988
Ending balance of fair value of equity instruments	36,957	30,119
Otras Sociedades de Garanta Recproca
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	200	129
Loss/Income through OCI	(43)	71
Ending balance of fair value of equity instruments	$ 157	$ 200